GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Change in the Carrying Amount of Goodwill
The change in the carrying amount of goodwill by operating segment for the years ended December 31, 2018 and 2017 was as follows:

(in thousands)	U.S.	Canada	Total
Goodwill at December 31, 2016	$91,131	$28,541	$119,672
Foreign currency translation - 2017	—	1,975	1,975
Goodwill at December 31, 2017	91,131	30,516	121,647
Foreign currency translation - 2018	—	(2,366)	(2,366)
Goodwill at December 31, 2018	$91,131	$28,150	$119,281

Identifiable Intangible Assets, Finite-Lived
Identifiable intangible assets consisted of the following:

		December 31, 2018		December 31, 2017
(dollars in thousands)	Weighted-Average Remaining Life (Years)	Gross Carrying Amount(1)	Accumulated Amortization(1)	Gross Carrying Amount(1)	Accumulated Amortization(1)
Trade name	7.2	$21,370	$(6)	$23,165	$(14)
Customer relationships	0.3	18,299	(17,643)	19,082	(17,272)
Computer software	10.0	24,031	(16,267)	18,680	(14,974)
Balance, end of year		$63,700	$(33,916)	$60,927	$(32,260)
(1) Represents only assets that have not been fully amortized.

Identifiable Intangible Assets, Indefinite-Lived
Identifiable intangible assets consisted of the following:

		December 31, 2018		December 31, 2017
(dollars in thousands)	Weighted-Average Remaining Life (Years)	Gross Carrying Amount(1)	Accumulated Amortization(1)	Gross Carrying Amount(1)	Accumulated Amortization(1)
Trade name	7.2	$21,370	$(6)	$23,165	$(14)
Customer relationships	0.3	18,299	(17,643)	19,082	(17,272)
Computer software	10.0	24,031	(16,267)	18,680	(14,974)
Balance, end of year		$63,700	$(33,916)	$60,927	$(32,260)
(1) Represents only assets that have not been fully amortized.

Estimated Future Amortization Expense Related to Intangible Assets Held
The following table outlines the estimated future amortization expense related to intangible assets held at December 31, 2018:

(in thousands)	Year Ending December 31,
2019	$2,373
2020	1,041
2021	483
2022	253
2023	253